Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 4. Cash and Cash Equivalents:

Cash and Cash Equivalents

	March 31,	December 31,
	2021	2020
Bank deposits	$2,632,943	$9,457,061
Short term investments	53,271,459	47,958,289
Total	$55,904,402	$57,415,350

Short term investments include money market funds and US treasury bills which mature in three months or less.